Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)	$ (71,890)	$ (39,695)	$ 10,297
Other comprehensive income (loss)	1,463	2,048	(114)
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(172,649)	(135,002)
Profit (loss)	(71,890)	(39,695)
Other comprehensive income (loss)	1,463	2,048
Ending balance	(243,076)	(172,649)	(135,002)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,810	40,520
Profit (loss)	(2,456)	(23,473)
Other comprehensive income (loss)	1,463	2,048
Ending balance	15,817	16,810	40,520
Assets for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	19,095
Ending balance		19,095
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(189,459)	(175,522)
Profit (loss)	(69,434)	(16,222)
Ending balance	(258,893)	(189,459)	(175,522)
Liabilities for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(191,744)
Ending balance		(191,744)
Short-term investments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,925)	(135)
Profit (loss)	715	(1,790)
Ending balance	(1,210)	(1,925)	(135)
Trade and other receivables [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,784	(561)
Profit (loss)		2,345
Ending balance		1,784	(561)
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,784
Profit (loss)	(3,131)
Ending balance	(1,347)	1,784
Employee defined benefit plans [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,913	865
Profit (loss)	(467)	0
Other comprehensive income (loss)	1,463	2,048
Ending balance	3,909	2,913	865
Unused tax loss [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,972	37,479
Profit (loss)	(2,255)	(30,507)
Ending balance	4,717	6,972	37,479
Provisions [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7,265	2,473
Profit (loss)	(2,559)	4,792
Other comprehensive income (loss)	0
Ending balance	4,706	7,265	2,473
Right-of-use assets, net [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	161	264
Profit (loss)	877	(103)
Ending balance	1,038	161	264
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(150,786)	(133,911)
Profit (loss)	4,632	(16,875)
Ending balance	(146,154)	(150,786)	(133,911)
Tax inflation adjustments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(36,038)	(39,439)
Profit (loss)	(72,325)	3,401
Ending balance	(108,363)	(36,038)	(39,439)
Inventories [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,269)	(822)
Profit (loss)	371	(447)
Ending balance	(898)	(1,269)	(822)
Borrowings [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,225)	(1,212)
Profit (loss)	304	(13)
Ending balance	(921)	(1,225)	(1,212)
Other [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(501)
Profit (loss)	1,948
Ending balance	1,447	(501)
Other [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (501)	(3)
Profit (loss)		(498)
Ending balance		$ (501)	$ (3)